INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

21   INCOME TAX

Pursuant to the rules and regulations of the Cayman Islands, GDS Holdings is not subject to any income tax in the Cayman Islands in 2020. It was registered as a Hong Kong SAR tax resident in 2021 and subject to the Hong Kong SAR Profits Tax rate of 16.5% in 2021 and 2022.

Three PRC entities are entitled to PRC Corporate Income Tax (“CIT”) rate of 15% in those years that being recognized as “High and New Technology Enterprise” as long as the relevant requirements are satisfied. Certain PRC entities satisfying the criteria of “Small and Micro Businesses” enjoy lower income tax rates. All the other PRC subsidiaries and consolidated VIEs of the Company are subject to CIT rate of 25%.

The Company’s Hong Kong SAR subsidiaries are subject to the Hong Kong SAR Profits Tax rate of 16.5%. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2 million of assessable profits earned will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one entity in the group to benefit from the progressive rates.

The Company’s Singapore subsidiaries are subject to the Singapore CIT rate of 17%, except for one Singapore entity which was granted the Development and Expansion Incentive under the International Headquarters Award making it enjoy a concessionary CIT rate of 10% from March 1, 2022 to February 28, 2027 for its qualifying activities.

The Company’s Malaysia, Indonesia and Macau SAR subsidiaries are subject to the Malaysia CIT rate of 24%, Indonesia CIT rate of  22% and Macau SAR CIT rate of 12%, respectively in 2021 and 2022.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Years ended December 31,
	2020	2021	2022
(Income) loss before income taxes:
PRC	(19,765)	287,250	144,885
Other jurisdictions	568,201	661,502	844,998
Total loss before income taxes	548,436	948,752	989,883

Current tax expenses:
PRC	210,503	290,924	375,388
Other jurisdictions	14	—	—
Total current tax expenses	210,517	290,924	375,388

Deferred tax benefits:
PRC	(89,739)	(48,463)	(99,153)
Other jurisdictions	—	—	—
Total deferred tax benefits	(89,739)	(48,463)	(99,153)

Total income taxes expenses	120,778	242,461	276,235

The actual income tax expense reported in the consolidated statements of operations differs from the amount computed by applying the PRC statutory income tax rate to loss before income taxes due to the following:

	Years ended December 31,
	2020	2021	2022

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(27.6)%	0.0%	(1.4)%
Tax differential for entities in non-PRC jurisdiction	(1.3)%	(0.2)%	(1.0)%
Preferential tax rate	(0.3)%	0.6%	0.7%
Tax effect of current year permanent differences	1.0%	(5.4)%	(3.7)%
Expiration of unused net operating losses	(1.3)%	(1.5)%	(1.6)%
Non-taxable income and non-deductible expenses	0.0%	(14.4)%	(14.1)%
Gain from purchase price adjustment	2.5%	0.2%	5.2%
Change in valuation allowance	(21.3)%	(31.0)%	(34.0)%
Return to provision adjustment	1.3%	1.1%	(3.0)%
	(22.0)%	(25.6)%	(27.9)%

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022
Deferred tax assets:
Allowance for accounts receivable	2,858	4,209
Government subsidy	5,561	7,685
Accrued expenses	47,068	54,223
Asset retirement obligation	24,167	27,696
Operating lease liabilities	467,734	411,972
Finance lease and other financing obligations	1,636,506	1,587,137
Net operating losses carry forwards	713,135	993,062
Other non-current assets	41,853	40,644
Other non-current liabilities	26,621	19,101
Total gross deferred tax assets	2,965,503	3,145,729
Valuation allowance on deferred tax assets	(775,528)	(1,131,256)
Deferred tax assets, net of valuation allowance	2,189,975	2,014,473

Deferred tax liabilities:
Property and equipment	(1,687,122)	(1,811,897)
Intangible assets	(319,037)	(260,519)
Prepaid land use rights	(1,532)	(1,491)
Operating lease right-of-use assets	(711,444)	(1,101,324)
Other current assets	(18,622)	(20,619)
Total deferred tax liabilities	(2,737,757)	(3,195,850)

Net deferred tax liabilities	(547,782)	(1,181,377)

Analysis as:
Deferred tax assets	186,496	228,999
Deferred tax liabilities	(734,278)	(1,410,376)
Net deferred tax liabilities	(547,782)	(1,181,377)

The following table presents the movement of the valuation allowance for the deferred tax assets:

	Years ended December 31,
	2020	2021	2022

Balance at the beginning of the year	205,976	328,821	775,528
Increase during the year	122,845	446,707	355,728
Balance at the end of the year	328,821	775,528	1,131,256

As of December 31, 2022, the Company’s net deferred tax assets were RMB228,999, which is net of a valuation allowance of RMB1,131,256. The deferred tax assets for net operating losses carry forwards and related valuation allowance were RMB993,062 and RMB922,240, respectively as of December 31, 2022. This valuation allowance was related to the deferred tax assets of certain subsidiaries and consolidated VIEs of the Company. These entities were in a cumulative loss position with net operating losses carry forwards which are subject to expiration. The Company evaluated the realizability of deferred tax assets associated with the Company’s net operating losses carry forwards to determine whether there was more than a 50% likelihood that these deferred tax assets would be realized, based on the Company’s expectations of future taxable income and timing of net operating losses carry forwards expirations. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. The Company considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries and consolidated VIEs amounted to RMB3,770,802 as of December 31, 2022, of which RMB227,484, RMB274,836, RMB633,593, RMB1,237,229 and RMB1,397,660 will expire if unused by December 31, 2023, 2024, 2025, 2026 and 2027, respectively.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The 2008 Enterprise Income Tax Law (the “EIT Law”) includes a provision specifying that legal entities organized outside the PRC are considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that GDS Holdings and its subsidiaries registered outside the PRC are deemed resident enterprises, GDS Holdings and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2021 and 2022, as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC. As of December 31, 2022, the total amount of undistributed earnings from the PRC subsidiaries and the VIEs for which no withholding tax has been accrued and the unrecognized deferred tax liabilities were RMB1,853,885 and RMB279,873, respectively.